Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, plant and equipment

Note 17	Property, plant and equipment

FOR THE YEAR ENDED DECEMBER 31, 2023	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT (1)	LAND AND BUILDINGS (1)	ASSETS UNDER CONSTRUCTION	TOTAL
COST
January 1, 2023		71,875	9,139	2,598	83,612
Additions		2,990	795	2,176	5,961
Business acquisitions/(business disposition)		8	(103)	(100)	(195)
Transfers		1,368	79	(2,317)	(870)
Retirements and disposals		(1,557)	(53)	(2)	(1,612)
Impairment losses recognized in earnings	8	—	(42)	—	(42)
Reclassified to assets held for sale	16	(8)	(10)	—	(18)
December 31, 2023		74,676	9,805	2,355	86,836
ACCUMULATED DEPRECIATION
January 1, 2023		49,236	5,120	—	54,356
Depreciation		3,254	491	—	3,745
Business disposition		(1)	(17)	—	(18)
Retirements and disposals		(1,508)	(37)	—	(1,545)
Transfers		23	2	—	25
Reclassified to assets held for sale	16	(6)	—	—	(6)
Other		(72)	(1)	—	(73)
December 31, 2023		50,926	5,558	—	56,484
NET CARRYING AMOUNT
January 1, 2023		22,639	4,019	2,598	29,256
December 31, 2023		23,750	4,247	2,355	30,352
(1)Includes right-of-use assets. See Note 18, Leases, for additional details.

FOR THE YEAR ENDED DECEMBER 31, 2022	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT (1)	LAND AND BUILDINGS (1)	ASSETS UNDER CONSTRUCTION	TOTAL
COST
January 1, 2022		70,923	8,889	2,241	82,053
Additions		2,824	394	2,675	5,893
Business acquisitions/(business disposition)		11	(28)	3	(14)
Transfers		1,180	51	(2,318)	(1,087)
Retirements and disposals		(3,063)	(35)	(3)	(3,101)
Impairment losses recognized in earnings	8	—	(132)	—	(132)
December 31, 2022		71,875	9,139	2,598	83,612
ACCUMULATED DEPRECIATION
January 1, 2022		49,122	4,696	—	53,818
Depreciation		3,195	465	—	3,660
Business disposition		(14)	(7)	—	(21)
Retirements and disposals		(3,025)	(28)	—	(3,053)
Transfers		2	(2)	—	—
Other		(44)	(4)	—	(48)
December 31, 2022		49,236	5,120	—	54,356
NET CARRYING AMOUNT
January 1, 2022		21,801	4,193	2,241	28,235
December 31, 2022		22,639	4,019	2,598	29,256
(1)Includes right-of-use assets. See Note 18, Leases, for additional details.